INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	$ 356,468	$ 138,464	$ 134,484
Current tax
Current tax expense (benefit)	57,269	103,081	22,255
Deferred tax
Deferred tax expense (benefit)	16,084	(67,237)	(24,238)
Total income tax expense
Total income tax expense (benefit)	73,353	35,844	(1,983)
Canada
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	(19,357)	6,237	(31,896)
Current tax
Current tax expense (benefit)	(16,707)	(1,124)	36,226
Deferred tax
Deferred tax expense (benefit)	10,629	685	(10,792)
Total income tax expense
Total income tax expense (benefit)	(6,078)	(439)	25,434
United States
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	22,275	66,432	(117,145)
Current tax
Current tax expense (benefit)	(1,684)	15,937	(71,421)
Deferred tax
Deferred tax expense (benefit)	1,996	(1,604)	23,173
Total income tax expense
Total income tax expense (benefit)	312	14,333	(48,248)
PRC
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	193,705	(35,943)	184,113
Current tax
Current tax expense (benefit)	47,528	47,356	30,276
Deferred tax
Deferred tax expense (benefit)	500	(65,017)	(17,998)
Total income tax expense
Total income tax expense (benefit)	48,028	(17,661)	12,278
Japan
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	1,179	51,910	48,665
Current tax
Current tax expense (benefit)	3,054	24,047	18,941
Deferred tax
Deferred tax expense (benefit)	(173)	(353)	(10,571)
Total income tax expense
Total income tax expense (benefit)	2,881	23,694	8,370
Singapore
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	69,424	(7,728)	(2,956)
Current tax
Current tax expense (benefit)	872	617	(489)
Deferred tax
Deferred tax expense (benefit)	231
Total income tax expense
Total income tax expense (benefit)	1,103	617	(489)
Brazil
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	32,052	14,448	(39,412)
Current tax
Current tax expense (benefit)	5,023	6,151
Deferred tax
Deferred tax expense (benefit)	5,546	1,244	(11,670)
Total income tax expense
Total income tax expense (benefit)	10,569	7,395	(11,670)
Thailand
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	17,155	(15,562)	74,166
Other
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	40,035	58,670	18,949
Current tax
Current tax expense (benefit)	19,183	10,097	8,722
Deferred tax
Deferred tax expense (benefit)	(2,645)	(2,192)	3,620
Total income tax expense
Total income tax expense (benefit)	$ 16,538	$ 7,905	$ 12,342